Goodwill, License Cost and Other Intangible Assets - Additional Information (Detail) $ in Thousands, NZD in Millions		1 Months Ended					12 Months Ended
	Nov. 09, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 NZD	Oct. 31, 2014 USD ($)	Oct. 31, 2014 NZD	Apr. 30, 2014 USD ($)	Dec. 31, 2016 USD ($) Installment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)	Oct. 29, 2013 NZD
Amortization Expense [Line Items]
Accumulated goodwill impairments							$ 0	$ 0
Amortization expense							18,000	14,900	$ 12,700
Debt , current							8,796	465,768
Debt, Non current							591,151	130,425
Debt repayment							582,039	$ 73,934	$ 45,705
Trilogy International Radio Spectrum , LLC | 700 MHz License | Trilogy 2016 Notes
Amortization Expense [Line Items]
Principal amount debt							450,000
NEW ZEALAND | Trilogy International Radio Spectrum , LLC | 700 MHz License
Amortization Expense [Line Items]
License purchase price							$ 30,400				NZD 44.0
NEW ZEALAND | Trilogy International Radio Spectrum , LLC | 700 MHz License | License Obligation
Amortization Expense [Line Items]
Debt, collateral value										$ 5,200
Payment of debt				$ 8,200	NZD 10.3
Number of annual installment | Installment							4
Debt, stated interest rate							5.80%
Debt repayment	$ 7,400
NEW ZEALAND | Trilogy International Radio Spectrum , LLC | 700 MHz License | License Obligation | Other current liabilities and accrued expenses
Amortization Expense [Line Items]
Debt , current							$ 10,300
NEW ZEALAND | Trilogy International Radio Spectrum , LLC | 700 MHz License | License Obligation | Other non-current liabilities
Amortization Expense [Line Items]
Debt, Non current							$ 13,000
NEW ZEALAND | Subsequent Event | Trilogy International Radio Spectrum , LLC | 700 MHz License | License Obligation
Amortization Expense [Line Items]
Payment of debt		$ 7,300	NZD 10.5
BOLIVIA | Nueva Tel | AWS Spectrum
Amortization Expense [Line Items]
Payment for license agreement						$ 23,000
Licensing agreement term						15 years